Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2012	$ 4,905,730	$ 90,523	$ 640,249	$ 7,787,175	$ (1,415,900)	$ (2,205,532)	$ 9,215
Net income	948,784			948,427			357
Other Comprehensive Income (Loss)	306,296				308,067		(1,771)
Dividends paid	(255,009)			(254,283)			(726)
Stock incentive plan activity	93,696		(34,678)	(60,049)		188,423
Acquisition activity	(839)		3,181				(4,020)
Shares purchased at cost	(257,177)					(257,177)
Ending Balance at Jun. 30, 2013	5,741,481	90,523	608,752	8,421,270	(1,107,833)	(2,274,286)	3,055
Net income	1,041,418			1,041,048			370
Other Comprehensive Income (Loss)	284,312				284,335		(23)
Dividends paid	(278,244)			(278,222)			(22)
Stock incentive plan activity	73,841		(13,254)	(9,907)		97,002
Shares purchased at cost	(200,000)					(200,000)
Ending Balance at Jun. 30, 2014	6,662,808	90,523	595,498	9,174,189	(823,498)	(2,377,284)	3,380
Net income	1,012,553			1,012,140			413
Other Comprehensive Income (Loss)	(915,369)				(915,120)		(249)
Dividends paid	(340,389)			(340,132)			(257)
Stock incentive plan activity	81,549		27,231	(4,312)		58,630
Liquidation activity	(5)						(5)
Shares purchased at cost	(1,393,578)					(1,393,578)
Ending Balance at Jun. 30, 2015	$ 5,107,569	$ 90,523	$ 622,729	$ 9,841,885	$ (1,738,618)	$ (3,712,232)	$ 3,282